Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Changes in benefit obligation:
Benefit obligation at beginning of year	$566,786	$646,023
Service cost	10,200	5,578
Interest cost	24,605	29,429
Exchange rate differences	(251)	(8,516)
Actuarial gain	(56,174)	(62,183)
Benefits paid	(35,036)	(35,705)
Effect of settlement commitment	—	(7,840)
Benefit obligation at end of year	$510,130	$566,786
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	$290,008	$280,225
Benefit assets related to acquired companies	203	—
Actual return on Plans’ assets (net of expenses)	21,287	38,316
Employer contribution	6,719	947
Benefits paid	(16,401)	(21,654)
Effect of settlement commitment	—	(7,826)
Fair value of Plans’ assets at end of year	$301,816	$290,008
Accrued benefit cost, end of year:
Funded (unfunded) status	$(208,316)	$(276,738)
Unrecognized net actuarial loss	(117,865)	(84,210)
	$(326,181)	$(360,948)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	$(38,200)	$(28,279)
Accrued benefit liability, non-current	(170,116)	(248,459)
Accumulated other comprehensive income, pre-tax	(117,865)	(84,210)
	$(326,181)	$(360,948)

Components Of Net Periodic Pension Cost

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Components of the Plans’ net periodic pension cost:
Service cost	$10,200	$5,578	$7,598
Interest cost	24,605	29,429	16,800
Expected return on Plans’ assets	(17,742)	(17,825)	(22,678)
Amortization of prior service cost	—	(1,246)	—
Amortization of net actuarial loss	—	—	18,596
Recognition of net actuarial gain	(30,343)	(5,098)	—
Total net periodic benefit cost	$(13,280)	$10,838	$20,316
Additional information
Accumulated benefit obligation	$510,130	$561,350	$643,617

Weighted Average Assumptions

	December 31, 2024	December 31, 2023
Weighted average assumptions:
Discount rate as of December 31	5.4%	4.9%
Expected long-term rate of return on Plans’ assets	7.0%	7.0%
Rate of compensation increase	1.3%	1.5%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2024	2023
Asset category:
Equity Securities	49.2%	53.1%
Debt Securities	48.4%	44.0%
Other	2.4%	2.9%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2024	2023
Asset category:
Equity Securities	53.0%	53.0%
Debt Securities	46.0%	46.0%
Other	1.0%	1.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2024, was as follows:

	Total	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
Asset category
Cash	$3,951	$3,951	—	—
Cash equivalents:
Money market funds (a)	3,414	3,414	—	—
Fixed income securities:
Mutual funds (b)	80,855	80,855	—	—
U.S treasuries	14,575	8,269	6,306	—
Corporate bonds	50,706	—	50,706	—
Equity securities:
International companies (c)	10,033	10,033	—	—
Mutual funds (d)	138,282	138,282	—	—
Total	$301,816	$244,804	$57,012	$—

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or American Depository Receipts (ADRs).
(d) This category represents mutual funds investing principally in a variety of equity assets.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2024 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$21	$(18)
Benefit obligation	$97	$(87)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Change in benefit obligation:
Benefit obligation at beginning of period	$1,231	$867
Service cost	128	86
Interest cost	58	43
Actuarial (gain) loss	(148)	271
Employee contribution	9	9
Benefits paid	(40)	(45)
Benefit obligation at end of period	$1,238	$1,231
Change in plan assets:
Employer contribution	$31	$36
Employee contribution	8	9
Benefits paid	(39)	(45)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31, 2024	Year ended December 31, 2023
Accrued benefit cost, end of period:
Funded (unfunded) status	$(1,238)	$(1,231)
Unrecognized net actuarial gain	(1,626)	(1,616)
Accrued benefit cost, end of period	$(2,864)	$(2,847)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(61)	$(71)
Accrued benefit liability, non-current	(1,177)	(1,159)
Accumulated other comprehensive gain, pretax	(1,626)	(1,617)
Net amount recognized	$(2,864)	$(2,847)

Components of net periodic pension cost (for period):	Year ended December 31, 2024	Year ended December 31, 2023
Service cost	$128	$86
Interest cost	58	43
Amortization of net actuarial gain	(138)	(186)
Total net periodic benefit cost	$48	$(57)
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

Assumptions as of end of period:	Year ended December 31, 2024	Year ended December 31, 2023
Discount rate	5.50%	4.90%
Health care cost trend rate assumed for next year	6.50%	6.00%
Ultimate health care cost trend rate	4.00%	4.00%